Reinsurance and Policy Provisions (Athene Coinsurance Agreements) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) agreement	Dec. 31, 2021 USD ($)
Ceded Credit Risk [Line Items]
Coinsurance deposits (net of allowance for credit losses of $8,737 as of 2022 and $2,264 as of 2021)	$ 13,254,956	$ 8,988,891
Athene Coinsurance Agreements, All Periods
Ceded Credit Risk [Line Items]
Number of coinsurance agreements | agreement	3
Coinsurance deposits (net of allowance for credit losses of $8,737 as of 2022 and $2,264 as of 2021)	$ 3,100,000	3,700,000
Reinsurance payable	$ 16,900	$ 74,800
Fixed Index Annuities | American Equity Life | Athene, 1st Coinsurance Agreement, January 1, 2009 to March 31, 2010
Ceded Credit Risk [Line Items]
Coinsurance on certain annuities, percentage	20.00%
Fixed Index Annuities | American Equity Life | Athene, 3rd Coinsurance Agreement, August 1, 2016 to December 31, 2016
Ceded Credit Risk [Line Items]
Coinsurance on certain annuities, percentage	80.00%
Fixed Index Annuities | Eagle Life | Athene, 3rd Coinsurance Agreement, January 1, 2014 to December 31, 2016
Ceded Credit Risk [Line Items]
Coinsurance on certain annuities, percentage	80.00%
Fixed Index Annuities | Eagle Life | Athene, 3rd Coinsurance Agreement, January 1, 2017 to December 31, 2018
Ceded Credit Risk [Line Items]
Coinsurance on certain annuities, percentage	50.00%
Fixed Index Annuities | Eagle Life | Athene, 3rd Coinsurance Agreement, January 1, 2019 to December 31, 2020
Ceded Credit Risk [Line Items]
Coinsurance on certain annuities, percentage	20.00%
Multi-Year Rate Guaranteed Annuities | American Equity Life | Athene, 2nd Coinsurance Agreement, July 1, 2009 to December 31, 2013
Ceded Credit Risk [Line Items]
Coinsurance on certain annuities, percentage	80.00%
Multi-Year Rate Guaranteed Annuities | American Equity Life | Athene, 3rd Coinsurance Agreement, January 1, 2014 to December 31, 2020
Ceded Credit Risk [Line Items]
Coinsurance on certain annuities, percentage	80.00%
Multi-Year Rate Guaranteed Annuities | Eagle Life | Athene, 2nd Coinsurance Agreement, November 20, 2013 to December 31, 2013
Ceded Credit Risk [Line Items]
Coinsurance on certain annuities, percentage	80.00%
Multi-Year Rate Guaranteed Annuities | Eagle Life | Athene, 3rd Coinsurance Agreement, January 1, 2014 to December 31, 2020
Ceded Credit Risk [Line Items]
Coinsurance on certain annuities, percentage	80.00%